Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Jun. 29, 2020	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Mar. 01, 2017	Dec. 01, 2016	Apr. 30, 2016	Aug. 11, 2015	Aug. 10, 2015	Apr. 30, 2015
C000066373
Account Value [Line Items]
Account Value	$ 15,177	$ 15,177	$ 13,934	$ 13,004	$ 12,852	$ 13,505		$ 11,603	$ 11,431	$ 10,962	$ 10,553			$ 9,880			$ 10,000
C000066375
Account Value [Line Items]
Account Value	17,536	17,536	15,989	14,503	14,312	15,035		11,747	12,192	11,756	10,839			9,631			10,000
C000066376
Account Value [Line Items]
Account Value	18,903	18,903	17,160	15,164	14,937	15,685		11,632	12,419	12,006	10,907			9,556			10,000
C000066377
Account Value [Line Items]
Account Value	19,732	19,732	17,905	15,608	15,373	16,139		11,639	12,508	12,114	10,937			9,540			10,000
C000128656
Account Value [Line Items]
Account Value	19,551	19,551	17,800	15,495	15,251	16,029		11,557	12,455	12,077	10,929			9,537			10,000
C000034863
Account Value [Line Items]
Account Value	32,628	32,628	28,629	21,023	20,642	24,920		16,640	16,197	14,012	11,747			9,964			10,000
C000066835
Account Value [Line Items]
Account Value	3,273,327	3,273,327	2,873,756	2,109,364	2,068,022	2,497,314		1,668,114	1,623,322	1,404,063	1,175,938			998,221			1,000,000
C000034895
Account Value [Line Items]
Account Value	22,338	22,338	20,345	17,175	16,517	16,804		11,687	13,154	12,962	11,193			9,584			10,000
C000159209
Account Value [Line Items]
Account Value	2,259,107	2,259,107	2,056,990	1,737,380	1,674,317	1,695,184		1,175,979	1,323,448	1,303,480	1,123,963			961,815	$ 1,000,000
C000129296
Account Value [Line Items]
Account Value	19,568	19,568	17,488	15,467	14,764	15,225		11,261	12,278	11,890	10,571			9,390			10,000
C000066372
Account Value [Line Items]
Account Value	1,993,850	1,993,850	1,777,898	1,570,335	1,495,705	1,539,182		1,134,927	1,236,426	1,194,311	1,059,725			939,398			1,000,000
C000034865
Account Value [Line Items]
Account Value	25,380	25,380	23,179	18,644	18,372	18,864		13,005	14,104	13,009	11,701			9,669			10,000
C000159207
Account Value [Line Items]
Account Value	2,512,691	2,512,691	2,295,315	1,851,186	1,806,957	1,847,662		1,272,896	1,379,974	1,272,188	1,143,525			944,269		$ 1,000,000
C000034864
Account Value [Line Items]
Account Value	33,507	33,507	29,419	22,294	21,055	25,073		16,979	16,388	13,936	12,088			10,212			10,000
C000066836
Account Value [Line Items]
Account Value	3,363,778	3,363,778	2,953,195	2,237,864	2,112,415	2,515,979		1,703,086	1,643,539	1,396,898	1,210,753			1,022,012			1,000,000
C000034869
Account Value [Line Items]
Account Value	22,847	22,847	21,625	18,425	18,198	17,133		12,441	13,871	12,558	11,512			10,109			10,000
C000066839
Account Value [Line Items]
Account Value	2,290,174	2,290,174	2,166,467	1,846,125	1,823,164	1,717,009		1,246,050	1,388,960	1,256,985	1,151,794			1,010,938			1,000,000
C000034880
Account Value [Line Items]
Account Value	$ 27,094	27,094	24,490	19,129	20,406	31,566		19,057	17,661	14,959	12,434			10,018			10,000
C000220624
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Science & Technology Fund
Account Value	$ 24,823	24,823	22,515	17,634	18,866	29,268		17,715	16,470	13,981	11,652			9,416			9,426
C000034883
Account Value [Line Items]
Account Value	17,667	17,667	18,607	16,621	16,916	20,196		11,078	13,017	12,222	11,141			9,381			10,000
C000066844
Account Value [Line Items]
Account Value	1,786,348	1,786,348	1,877,968	1,675,984	1,705,092	2,033,719		1,114,916	1,309,139	1,227,627	1,117,417			940,245			1,000,000
C000034890
Account Value [Line Items]
Account Value	20,651	20,651	19,376	16,451	16,212	15,636		10,663	12,749	11,904	11,255			9,614			10,000
C000066845
Account Value [Line Items]
Account Value	2,081,170	2,081,170	1,952,282	1,655,906	1,631,895	1,573,196		1,072,315	1,280,036	1,194,024	1,128,480			962,758			1,000,000
C000034884
Account Value [Line Items]
Account Value	31,706	31,706	28,244	22,941	22,497	22,733		15,447	15,190	13,415	11,874			10,095			10,000
C000034885
Account Value [Line Items]
Account Value	32,008	32,008	28,491	23,121	22,652	22,865		15,522	15,250	13,456	11,899			10,105			10,000
C000034943
Account Value [Line Items]
Account Value	21,350	21,350	20,827	17,428	18,417	21,715		12,122	13,706	12,681	11,339			9,357			10,000
C000034876
Account Value [Line Items]
Account Value	46,668	46,668	41,430	31,336	30,277	32,568		21,062	18,088	15,259	12,829			9,900			10,000
C000220619
Account Value [Line Items]
Account Value	$ 1,998,791	1,998,791	1,774,678	1,342,499	1,296,698	1,394,870	$ 1,000,000
C000220618
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Nasdaq-100 Index Fund
Account Value	$ 19,295	19,295	17,172	13,028	12,621	13,610	9,775
C000220620
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Nasdaq-100 Index Fund
Account Value	$ 19,041	19,041	17,072	13,049	12,732	13,836	10,000
C000179381
Account Value [Line Items]
Account Value	38,046	38,046	33,731	25,480	24,591	26,415		17,064	14,637	12,333	10,359	$ 10,000
C000034871
Account Value [Line Items]
Account Value	13,098	13,098	12,120	12,073	12,052	12,989		11,962	11,319	10,713	10,588			10,046			10,000
C000066840
Account Value [Line Items]
Account Value	$ 1,319,086	1,319,086	1,219,453	1,213,820	1,210,855	1,305,413		1,200,427	1,135,163	1,073,639	1,061,433			1,005,506			1,000,000
C000220613
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Core Plus Intermediate Bond Fund
Account Value	$ 12,477	12,477	11,571	11,555	11,564	12,498		11,539	10,938	10,381	10,299			9,795			9,774
C000220614
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Core Plus Intermediate Bond Fund
Account Value	$ 10,090	10,090	9,408	9,456	9,524	10,358	10,000
C000175750
Account Value [Line Items]
Account Value	13,070	13,070	12,066	11,991	11,941	12,851		11,801	11,144	10,520	10,383		$ 10,000
C000034867
Account Value [Line Items]
Account Value	14,698	14,698	13,607	12,509	12,409	13,098		10,727	11,852	11,272	10,893			9,532			10,000
C000066837
Account Value [Line Items]
Account Value	1,483,898	1,483,898	1,372,417	1,260,415	1,248,648	1,316,832		1,077,372	1,189,582	1,130,249	1,091,526			954,268			1,000,000
C000175747
Account Value [Line Items]
Account Value	14,494	14,494	13,400	12,305	12,172	12,756		10,429	11,506	10,919	10,550		10,000
C000034868
Account Value [Line Items]
Account Value	12,762	12,762	11,846	11,668	11,730	12,761		11,937	11,244	10,656	10,574			10,186			10,000
C000066838
Account Value [Line Items]
Account Value	$ 1,282,518	1,282,518	1,189,768	1,171,310	1,177,088	1,280,094		1,196,891	1,126,758	1,066,867	1,058,809			1,018,877			1,000,000
C000220609
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Income Fund
Account Value	$ 12,173	12,173	11,323	11,189	11,275	12,291		11,533	10,896	10,338	10,287			9,935			9,778
C000175748
Account Value [Line Items]
Account Value	12,615	12,615	11,682	11,500	11,551	12,546		11,712	11,018	10,423	10,336		10,000
C000034882
Account Value [Line Items]
Account Value	13,173	13,173	12,270	11,604	11,400	11,711		10,989	10,838	10,433	10,356			10,119			10,000
C000066843
Account Value [Line Items]
Account Value	$ 1,328,705	1,328,705	1,236,359	1,169,507	1,146,507	1,178,214		1,103,446	1,087,176	1,046,619	1,036,644			1,011,810			1,000,000
C000220627
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Short-Term Bond Fund
Account Value	$ 12,617	12,617	11,774	11,156	10,980	11,304		10,628	10,503	10,135	10,076			9,856			9,777
C000175751
Account Value [Line Items]
Account Value	13,118	13,118	12,190	11,514	11,271	11,572		10,834	10,670	10,264	10,156		10,000
C000092834
Account Value [Line Items]
Account Value	12,835	12,835	12,125	11,409	11,092	11,238		10,530	10,615	10,278	10,169			10,009			10,000
C000130753
Account Value [Line Items]
Account Value	$ 1,285,916	1,285,916	1,214,535	1,142,257	1,109,819	1,123,764		1,052,131	1,060,109	1,025,870	1,015,749			999,887			1,000,000
C000220636
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Ultra Short-Term Bond Fund
C000179382
Account Value [Line Items]
Account Value	$ 12,865	12,865	12,134	11,395	11,059	11,183		10,447	10,509	10,154	10,038	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 22,879	22,879	20,457	17,416	17,064	18,046		12,382	13,028	12,400	10,861			9,434			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 22,879	22,879	20,457	17,416	17,064	18,046		12,382	13,028	12,400	10,861			9,434			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 3,195,495	3,195,495	2,850,673	2,324,014	2,263,703	2,258,890		1,547,376	1,534,135	1,351,728	1,193,410			1,012,065			1,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 22,879	22,879	20,457	17,416	17,064	18,046		12,382	13,028	12,400	10,861			9,434			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,349,700	2,349,700	2,100,942	1,788,597	1,752,483	1,853,322		1,271,627	1,337,955	1,273,489	1,115,480			968,853	1,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 22,879	22,879	20,457	17,416	17,064	18,046		12,382	13,028	12,400	10,861			9,434			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,287,909	2,287,909	2,045,693	1,741,562	1,706,398	1,804,584		1,238,186	1,302,771	1,240,000	1,086,146			943,375			1,000,000
Russell 3000 Index
Account Value [Line Items]
Account Value	30,174	30,174	27,085	22,146	21,819	22,520		14,922	15,079	13,382	11,837			9,982			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	2,978,065	2,978,065	2,673,272	2,185,812	2,153,446	2,222,669		1,472,757	1,488,259	1,320,766	1,168,327			985,240		1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	3,195,495	3,195,495	2,850,673	2,324,014	2,263,703	2,258,890		1,547,376	1,534,135	1,351,728	1,193,410			1,012,065			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	3,195,495	3,195,495	2,850,673	2,324,014	2,263,703	2,258,890		1,547,376	1,534,135	1,351,728	1,193,410			1,012,065			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	30,174	30,174	27,085	22,146	21,819	22,520		14,922	15,079	13,382	11,837			9,982			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	3,017,354	3,017,354	2,708,540	2,214,649	2,181,856	2,251,992		1,492,186	1,507,893	1,338,190	1,183,740			998,237			1,000,000
Russell 1000 Index
Account Value [Line Items]
Account Value	31,142	31,142	27,820	22,651	22,247	22,723		15,202	15,189	13,402	11,843			10,034			10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	3,114,248	3,114,248	2,782,006	2,265,109	2,224,671	2,272,325		1,520,162	1,518,861	1,340,214	1,184,253			1,003,370			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	30,174	30,174	27,085	22,146	21,819	22,520		14,922	15,079	13,382	11,837			9,982			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,955	31,955	28,507	23,240	22,637	22,589		15,474	15,341	13,517	11,934			10,121			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	1,962,721	1,962,721	1,750,926	1,427,444	1,390,401	1,387,444	1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	19,627	19,627	17,509	14,274	13,904	13,874	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	19,627	19,627	17,509	14,274	13,904	13,874	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 26,713	26,713	23,830	19,427	18,923	18,883		12,935	12,825	11,300	9,976	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,165,115	1,165,115	1,078,606	1,094,679	1,099,378	1,201,666		1,204,885	1,087,030	1,032,409	1,035,716			1,027,204			1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,565	9,565	8,855	8,987	9,025	9,865	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,489	11,489	10,636	10,794	10,841	11,849		11,881	10,719	10,180	10,213		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,165,115	1,165,115	1,078,606	1,094,679	1,099,378	1,201,666		1,204,885	1,087,030	1,032,409	1,035,716			1,027,204			1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,489	11,489	10,636	10,794	10,841	11,849		11,881	10,719	10,180	10,213		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,165,115	1,165,115	1,078,606	1,094,679	1,099,378	1,201,666		1,204,885	1,087,030	1,032,409	1,035,716			1,027,204			1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,489	11,489	10,636	10,794	10,841	11,849		11,881	10,719	10,180	10,213		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,165,115	1,165,115	1,078,606	1,094,679	1,099,378	1,201,666		1,204,885	1,087,030	1,032,409	1,035,716			1,027,204			1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,489	11,489	10,636	10,794	10,841	11,849		11,881	10,719	10,180	10,213		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,651	10,786	10,947	10,994	12,017		12,049	10,870	10,324	10,357			10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,165,115	1,165,115	1,078,606	1,094,679	1,099,378	1,201,666		1,204,885	1,087,030	1,032,409	1,035,716			1,027,204			1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,565	9,565	8,855	8,987	9,025	9,865	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,394	11,394	10,548	10,705	10,751	11,751		11,783	10,630	10,096	10,128	10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,032	15,032	13,810	13,097	12,901	13,632		12,048	11,611	11,064	10,588			10,049			10,000
S&P Target Date 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 18,963	18,963	17,296	15,799	15,450	16,326		12,542	12,762	12,058	11,019			9,849			10,000
S&P Target Date 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 21,219	21,219	19,237	17,023	16,602	17,526		12,573	13,133	12,400	11,129			9,790			10,000
S&P Target Date 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 22,231	22,231	20,113	17,544	17,079	18,012		12,608	13,297	12,566	11,200			9,748			10,000
S&P Target Date 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 22,463	22,463	20,328	17,719	17,239	18,188		12,683	13,387	12,636	11,231			9,717			10,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	$ 41,400	41,400	36,148	27,426	26,800	28,314		18,700	16,872	14,367	12,078			10,107			10,000
Lipper Large-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Index
Account Value	$ 35,407	35,407	31,778	23,993	23,623	27,063		17,869	16,341	14,060	11,649			9,770			10,000
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 4,139,981	4,139,981	3,614,769	2,742,612	2,680,007	2,831,421		1,870,011	1,687,192	1,436,739	1,207,787			1,010,739			1,000,000
Lipper Large-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Index
Account Value	$ 3,540,651	3,540,651	3,177,802	2,399,289	2,362,277	2,706,324		1,786,950	1,634,126	1,406,023	1,164,888			977,003			1,000,000
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Account Value	$ 21,273	21,273	19,387	16,535	15,944	17,867		11,840	12,752	12,397	11,011			9,451			10,000
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Account Value	$ 2,156,490	2,156,490	1,965,310	1,676,192	1,616,286	1,811,268		1,200,266	1,292,757	1,256,740	1,116,244			958,090	$ 1,000,000
Global Managed Volatility Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name	Global Managed Volatility Composite Index
Account Value	$ 19,329	19,329	17,570	15,452	14,979	15,585		11,918	12,242	11,702	10,640			9,626			10,000
Global Managed Volatility Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name	Global Managed Volatility Composite Index
Account Value	$ 1,932,895	1,932,895	1,756,951	1,545,172	1,497,894	1,558,505		1,191,810	1,224,194	1,170,241	1,063,967			962,562			1,000,000
Lipper Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Core Funds Index
Account Value	$ 26,843	26,843	24,708	20,431	20,142	20,905		13,717	14,190	12,949	11,525			9,802			10,000
Lipper Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Core Funds Index
Account Value	$ 2,661,335	2,661,335	2,449,675	2,025,576	1,996,947	2,072,620		1,359,999	1,406,825	1,283,815	1,142,674			971,824		$ 1,000,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	$ 41,400	41,400	36,148	27,426	26,800	28,314		18,700	16,872	14,367	12,078			10,107			10,000
Lipper Large-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Index
Account Value	$ 35,407	35,407	31,778	23,993	23,623	27,063		17,869	16,341	14,060	11,649			9,770			10,000
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 4,139,981	4,139,981	3,614,769	2,742,612	2,680,007	2,831,421		1,870,011	1,687,192	1,436,739	1,207,787			1,010,739			1,000,000
Lipper Large-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Index
Account Value	$ 3,540,651	3,540,651	3,177,802	2,399,289	2,362,277	2,706,324		1,786,950	1,634,126	1,406,023	1,164,888			977,003			1,000,000
Russell 1000 Value
Account Value [Line Items]
Account Value	$ 22,313	22,313	20,556	18,123	17,906	17,673		12,111	13,610	12,479	11,608			9,960			10,000
Lipper Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Account Value	$ 23,125	23,125	21,307	18,947	18,545	17,804		12,771	13,733	12,489	11,465			9,954			10,000
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,231,316	2,231,316	2,055,560	1,812,312	1,790,593	1,767,298		1,211,099	1,360,985	1,247,894	1,160,795			995,957			1,000,000
Lipper Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Account Value	$ 2,312,515	2,312,515	2,130,731	1,894,692	1,854,526	1,780,416		1,277,080	1,373,338	1,248,923	1,146,499			995,363			1,000,000
S&P North American Technology Index
Account Value [Line Items]
Account Value	$ 56,895	56,895	50,770	34,856	34,127	38,779		24,611	21,746	17,785	13,810			10,280			10,000
Lipper Science & Technology Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Science & Technology Funds Index
Account Value	$ 39,177	39,177	36,107	26,697	27,687	33,887		19,992	18,822	15,975	12,730			9,642			10,000
S&P Composite 1500 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Account Value	$ 23,224	23,224	22,886	21,539	20,760	19,406		15,483	13,573	12,306	10,998			9,919			10,000
S&P North American Technology Index
Account Value [Line Items]
Account Value	$ 56,895	56,895	50,770	34,856	34,127	38,779		24,611	21,746	17,785	13,810			10,280			10,000
Lipper Science & Technology Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Science & Technology Funds Index
Account Value	$ 39,177	39,177	36,107	26,697	27,687	33,887		19,992	18,822	15,975	12,730			9,642			10,000
S&P Composite 1500 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Account Value	$ 23,224	23,224	22,886	21,539	20,760	19,406		15,483	13,573	12,306	10,998			9,919			10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	$ 18,462	18,462	18,302	16,151	16,762	20,163		11,527	13,787	13,179	11,816			9,406			10,000
Lipper Small-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Funds Index
Account Value	$ 19,713	19,713	19,772	17,289	17,660	19,306		11,105	13,820	13,110	11,898			9,677			10,000
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Account Value	$ 20,261	20,261	20,659	18,355	19,089	20,871		11,801	14,677	14,056	12,458			10,026			10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,846,209	1,846,209	1,830,196	1,615,062	1,676,163	2,016,300		1,152,745	1,378,709	1,317,927	1,181,602			940,554			1,000,000
Lipper Small-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Funds Index
Account Value	$ 1,971,311	1,971,311	1,977,190	1,728,903	1,766,011	1,930,554		1,110,514	1,381,974	1,311,035	1,189,779			967,714			1,000,000
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Account Value	$ 2,026,147	2,026,147	2,065,936	1,835,527	1,908,868	2,087,109		1,180,132	1,467,731	1,405,567	1,245,839			1,002,648			1,000,000
Russell 1000 Value
Account Value [Line Items]
Account Value	$ 22,313	22,313	20,556	18,123	17,906	17,673		12,111	13,610	12,479	11,608			9,960			10,000
Lipper Multi-Cap Value Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Value Funds Index
Account Value	$ 20,645	20,645	19,635	16,905	16,582	16,552		10,690	12,644	12,100	11,280			9,686			10,000
Lipper Large Cap Value Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Value Funds Index
Account Value	$ 24,354	24,354	22,484	19,027	18,464	18,309		12,344	13,773	12,617	11,486			9,785			10,000
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,231,316	2,231,316	2,055,560	1,812,312	1,790,593	1,767,298		1,211,099	1,360,985	1,247,894	1,160,795			995,957			1,000,000
Lipper Multi-Cap Value Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Value Funds Index
Account Value	$ 2,064,487	2,064,487	1,963,541	1,690,513	1,658,242	1,655,198		1,069,016	1,264,357	1,209,954	1,127,973			968,558			1,000,000
Lipper Large Cap Value Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Value Funds Index
Account Value	$ 2,435,397	$ 2,435,397	2,248,382	1,902,746	1,846,361	1,830,886		1,234,360	1,377,329	1,261,681	1,148,626			978,524			1,000,000
Victory U.S. Large Cap 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap 500 Index	Victory US Large Cap 500 Index
Account Value	$ 32,144	$ 32,144	28,571	23,158	22,713	23,125		15,624	15,339	13,495	11,878			10,057			10,000
Victory U.S. Large Cap 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap 500 Index	Victory US Large Cap 500 Index
Account Value	$ 32,144	$ 32,144	28,571	23,158	22,713	23,125		15,624	15,339	13,495	11,878			10,057			10,000
Victory Extended Market Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	Blended-Victory Extended Market Index/Wilshire 4500 Completion Index	Blended-Victory Extended Market Index/Wilshire 4500 Completion Index
Account Value	$ 19,722	$ 19,722	19,192	16,835	17,430	19,997		11,583	13,890	12,820	11,481			9,518			10,000
Wilshire 4500 Completion Index
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire 4500 Completion Index	Wilshire 4500 Completion Index
Account Value	$ 23,582	$ 23,582	22,247	18,354	19,359	22,756		12,646	14,281	13,137	11,722			9,538			10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 48,884	48,884	43,221	32,552	31,304	33,521		21,595	18,473	15,510	12,969			9,959			10,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	$ 41,400	41,400	36,148	27,426	26,800	28,314		18,700	16,872	14,367	12,078			10,107			10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 2,041,368	2,041,368	1,804,896	1,359,374	1,307,248	1,399,842	1,000,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	$ 2,026,249	2,026,249	1,769,192	1,342,329	1,311,688	1,385,795	1,000,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,414	20,414	18,049	13,594	13,072	13,998	10,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	$ 20,262	20,262	17,692	13,423	13,117	13,858	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,414	20,414	18,049	13,594	13,072	13,998	10,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	$ 20,262	20,262	17,692	13,423	13,117	13,858	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,074	39,074	34,548	26,020	25,022	26,794		17,261	14,766	12,397	10,367	10,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	$ 35,033	35,033	30,589	23,208	22,679	23,960		15,824	14,277	12,158	10,220	10,000
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Account Value	$ 12,191	12,191	11,259	11,299	11,401	12,420		11,886	11,026	10,483	10,441			10,143			10,000
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Account Value	$ 1,219,136	1,219,136	1,125,918	1,129,892	1,140,148	1,241,995		1,188,631	1,102,566	1,048,293	1,044,130			1,014,268			1,000,000
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Account Value	$ 12,191	12,191	11,259	11,299	11,401	12,420		11,886	11,026	10,483	10,441			10,143			10,000
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Account Value	$ 10,031	10,031	9,264	9,297	9,381	10,219	10,000
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Account Value	$ 12,010	12,010	11,092	11,131	11,232	12,235		11,709	10,862	10,327	10,286		10,000
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Index
Account Value	$ 16,103	16,103	14,815	13,591	13,428	14,167		11,848	12,353	11,573	11,207			9,892			10,000
Lipper High Yield Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Bond Funds Index
Account Value	$ 15,208	15,208	14,152	13,015	12,933	13,476		11,155	11,924	11,267	10,918			9,671			10,000
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Index
Account Value	$ 1,610,317	1,610,317	1,481,545	1,359,097	1,342,816	1,416,741		1,184,848	1,235,313	1,157,273	1,120,685			989,187			1,000,000
Lipper High Yield Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Bond Funds Index
Account Value	$ 1,520,805	1,520,805	1,415,244	1,301,463	1,293,344	1,347,639		1,115,520	1,192,365	1,126,654	1,091,840			967,123			1,000,000
Lipper High Yield Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Bond Funds Index
Account Value	$ 14,735	14,735	13,712	12,610	12,531	13,057		10,808	11,553	10,916	10,579		10,000
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Index
Account Value	$ 15,203	15,203	13,987	12,831	12,678	13,376		11,186	11,663	10,926	10,581		10,000
Lipper A Rated Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper A Rated Bond Funds Index
Account Value	$ 12,518	12,518	11,641	11,797	11,859	13,118		12,560	11,252	10,623	10,524			10,269			10,000
Lipper A Rated Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper A Rated Bond Funds Index
Account Value	$ 1,251,752	1,251,752	1,164,062	1,179,695	1,185,865	1,311,766		1,255,957	1,125,160	1,062,281	1,052,406			1,026,908			1,000,000
Lipper A Rated Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper A Rated Bond Funds Index
Account Value	$ 12,518	12,518	11,641	11,797	11,859	13,118		12,560	11,252	10,623	10,524			10,269			10,000
Lipper A Rated Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper A Rated Bond Funds Index
Account Value	$ 12,247	12,247	11,389	11,542	11,602	12,834		12,288	11,009	10,393	10,297		10,000
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Account Value	$ 12,533	12,533	11,716	11,280	11,105	11,501		11,196	10,756	10,350	10,302			10,147			10,000
Lipper Short Investment Grade Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Index
Account Value	$ 12,555	12,555	11,729	11,228	11,058	11,456		10,929	10,692	10,329	10,256			10,087			10,000
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Account Value	$ 1,253,309	1,253,309	1,171,576	1,127,960	1,110,519	1,150,063		1,119,558	1,075,576	1,034,955	1,030,153			1,014,672			1,000,000
Lipper Short Investment Grade Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Index
Account Value	$ 1,255,471	1,255,471	1,172,857	1,122,807	1,105,850	1,145,602		1,092,853	1,069,237	1,032,887	1,025,612			1,008,684			1,000,000
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Account Value	$ 12,533	12,533	11,716	11,280	11,105	11,501		11,196	10,756	10,350	10,302			10,147			10,000
Lipper Short Investment Grade Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Index
Account Value	$ 12,555	12,555	11,729	11,228	11,058	11,456		10,929	10,692	10,329	10,256			10,087			10,000
Lipper Short Investment Grade Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Index
Account Value	$ 12,367	12,367	11,553	11,060	10,893	11,285		10,765	10,533	10,175	10,103		10,000
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Account Value	$ 12,300	12,300	11,498	11,070	10,898	11,287		10,987	10,556	10,157	10,110		$ 10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 12,115	12,115	11,546	10,950	10,638	10,630		10,618	10,401	10,178	10,057			10,016			10,000
Lipper Ultra Short Obligations Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra Short Obligations Funds Index
Account Value	$ 12,496	12,496	11,846	11,184	10,902	10,993		10,725	10,597	10,333	10,201			10,052			10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 1,211,546	1,211,546	1,154,601	1,095,017	1,063,774	1,063,049		1,061,820	1,040,106	1,017,807	1,005,741			1,001,611			1,000,000
Lipper Ultra Short Obligations Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra Short Obligations Funds Index
Account Value	$ 1,249,609	1,249,609	1,184,638	1,118,404	1,090,155	1,099,291		1,072,545	1,059,743	1,033,297	1,020,075			$ 1,005,169			$ 1,000,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 11,408	11,408	10,872	10,311	10,017	10,010	10,000
Lipper Ultra Short Obligations Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra Short Obligations Funds Index
Account Value	$ 11,468	11,468	10,871	10,264	10,004	10,088	$ 10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 12,059	12,059	11,492	10,899	10,588	10,581		10,569	10,353	10,131	10,011	10,000
Lipper Ultra Short Obligations Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra Short Obligations Funds Index
Account Value	$ 12,268	$ 12,268	$ 11,630	$ 10,980	$ 10,703	$ 10,792		$ 10,530	$ 10,404	$ 10,145	$ 10,015	$ 10,000